Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,916,664.00
Previously Paid Amount	0.00
Total Fee Amount	264.69
Total Offset Amount	0.00
Net Fee	$ 264.69
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A